Submission	Oct. 06, 2026
Submission [Line Items]
Central Index Key	0001756770
Registrant Name	Curaleaf Holdings, Inc.
Form Type	SC 14D-1F
Submission Type	SC14D1F/A
Fee Exhibit Type	EX-FILING FEES